Contingent Liabilities and Provisions - Additional Information (Detail) $ in Millions					1 Months Ended		25 Months Ended
	Feb. 06, 2023 USD ($)	Mar. 15, 2018	Dec. 31, 2016 USD ($)	Sep. 30, 2016 CAD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2007 CAD ($)	Apr. 30, 2018 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 CAD ($)	Feb. 28, 2023 CAD ($)	Feb. 28, 2023 USD ($)	Oct. 31, 2022 CAD ($)	Mar. 31, 2013 CAD ($)
York Countyv Rambo Class Actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering			$ 650				$ 4,000
Underwriting offering, percentage			6.00%
York Countyv Rambo Class Actions [member] | Tranche One [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering			$ 400
York Countyv Rambo Class Actions [member] | Tranche Two [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering			$ 250
Restructuring provision [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Restructuring provision								$ 8,000,000		$ 10,000,000			$ 35,000,000
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities										0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities								$ 700,000,000
Fresco v. CIBC/Gaudet v. CIBC [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought						$ 500,000,000
Loss contingency, punitive damage						$ 100,000,000
Damages payable subject to approval										$ 153,000,000
The RRSP of J.T.G v. His Majesty The King [Member] | Part 1 tax [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Income Tax Assessment Payable														$ 139,000,000
The RRSP of J.T.G v. His Majesty The King [Member] | Part XI.1 tax [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Income Tax Reassessment Payable														$ 144,000,000
Salko v. CIBC Investor Services Inc. et al [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Punitive damages as a percentage of the total sum of fees charged to class members		5.00%
Vaillancourt and Thivierge v. Bank of Montreal, et al [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, punitive damage				$ 300
Quantum Biopharma LTD [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Damages payable subject to approval									$ 700
Cerberus Capital Management LP.V.CIBC [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought	$ 856				$ 491
Settlement amount paid after tax											$ 1,055,000,000
Settlement amount paid before tax											$ 762,000,000
Settlement, amount paid												$ 770